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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    September 30, 2004

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
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One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              34

Form 13F Table Value Total:                 229712
                                            (thousands)



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
                                                               Value         Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000 Shares  DiscretionManagersSole   Shared None
ACADIA REALTY TRUST                COM SH BEN INT 004239109      1332   90300   SOLE     N/A     90300      0   0
ARCHSTONE-SMITH TRUST              COM            039583109      7156  226172   SOLE     N/A    226172      0   0
ARDEN REALTY INC                   COM            039793104      7851  240971   SOLE     N/A    240971      0   0
AVALONBAY COMMUNITIES INC          COM            053484101      5618   93291   SOLE     N/A     93291      0   0
BIOMED REALTY TRUST INC            COM            09063H107      6053  344100   SOLE     N/A    344100      0   0
BOSTON PROPERTIES INC              COM            101121101      7327  132273   SOLE     N/A    132273      0   0
CAMDEN PROPERTY TRUST              COM            133131102      4938  106890   SOLE     N/A    106890      0   0
CATELLUS DEVELOPMENT CORP          COM            149113102      3677  138709   SOLE     N/A    138709      0   0
CEDAR SHOPPING CENTERS INC         COM NEW        150602209      4497  322400   SOLE     N/A    322400      0   0
CENTERPOINT PROPERTIES CORP        COM            151895109      3477   79782   SOLE     N/A     79782      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108      2722  106263   SOLE     N/A    106263      0   0
CRT PROPERTIES INC                 COM            22876P109      2346  109391   SOLE     N/A    109391      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103      6742  172203   SOLE     N/A    172203      0   0
EQUITY OFFICE PROPERTIES TRUST     COM            294741103      4498  165072   SOLE     N/A    165072      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107      8904  287224   SOLE     N/A    287224      0   0
ESSEX PROPERTY TRUST INC           COM            297178105      3987   55489   SOLE     N/A     55489      0   0
EXTRA SPACE STORAGE INC            COM            30225T102       301   23600   SOLE     N/A     23600      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107     12340  398063   SOLE     N/A    398063      0   0
GRAMERCY CAPITAL CORP              COM            384871109      5114  327800   SOLE     N/A    327800      0   0
HERSHA HOSPITALITY TRUST           SH BEN INT A   427825104       776   82500   SOLE     N/A     82500      0   0
HOST HOTELS & RESORTS INC          COM            44107P104      7775  554167   SOLE     N/A    554167      0   0
KILROY REALTY CORP                 COM            49427F108      7790  204849   SOLE     N/A    204849      0   0
KIMCO REALTY CORP                  COM            49446R109     10110  197067   SOLE     N/A    197067      0   0
LASALLE HOTEL PROPERTIES           COM SH BEN INT 517942108      1986   71972   SOLE     N/A     71972      0   0
MACERICH COMPANY                   COM            554382101      3228   60571   SOLE     N/A     60571      0   0
MACK-CALI REALTY CORPORATION       COM            554489104      2711   61190   SOLE     N/A     61190      0   0
MERISTAR HOSPITALITY CORP          COM            58984Y103       311   57000   SOLE     N/A     57000      0   0
MID-AMERICA APARTMENT COMMUN       COM            59522J103      2496   64082   SOLE     N/A     64082      0   0
MILLS CORP                         COM            601148109      7828  150925   SOLE     N/A    150925      0   0
NEWCASTLE INVESTMENT CORP          COM            65105M108      5602  182464   SOLE     N/A    182464      0   0
POST PROPERTIES INC                COM            737464107      2427   81184   SOLE     N/A     81184      0   0
PROLOGIS TRUST                     SH BEN INT     743410102     11187  317457   SOLE     N/A    317457      0   0
PUBLIC STORAGE INC                 COM            74460D109      6673  134678   SOLE     N/A    134678      0   0
REGENCY CENTERS CORP               COM            758849103      5063  108900   SOLE     N/A    108900      0   0
ROUSE COMPANY                      COM            779273101      3357   50187   SOLE     N/A     50187      0   0
SIMON PROPERTY GROUP INC           COM            828806109     13341  248768   SOLE     N/A    248768      0   0
SL GREEN REALTY CORP               COM            78440X101      4810   92831   SOLE     N/A     92831      0   0
STRATEGIC HOTELS & REORTS INC      COM            86272T106      4371  323300   SOLE     N/A    323300      0   0
TANGER FACTORY OUTLET CENTERS      COM            875465106      4302   96077   SOLE     N/A     96077      0   0
TRIZEC PROPERTIES INC              COM            89687P107      2339  146470   SOLE     N/A    146470      0   0
UNITED DOMINION REALTY TRUST       COM            910197102      3629  183000   SOLE     N/A    183000      0   0
VENTAS INC                         COM            92276F100      4405  169951   SOLE     N/A    169951      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109     12335  196796   SOLE     N/A    196796      0   0
WINDROSE MEDICAL PROPERTIES        COM            973491103      1980  152438   SOLE     N/A    152438      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
September 30, 2004.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer